Debt - Long-Term Debt at Book Value (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
2014	$ 16	$ 271
2015	14
2016	511
2017	624
2018	754
Due after 5 years	1,378
Amount outstanding	$ 3,297	$ 3,456